Board of Management and Supervisory Board Remuneration (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Supervisory Board remuneration
Supervisory Board remuneration	€ 567,125		€ 522,500
Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	428,750		395,000
Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,000		35,000
Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	27,250		25,000
Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	27,250		25,000
Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,125		32,500
Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	13,750	[1],[2]	10,000	[1]
Arthur P. M. van der Poel [Member]
Supervisory Board remuneration
Supervisory Board remuneration	88,250		80,000
Arthur P. M. van der Poel [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	62,500		55,000
Arthur P. M. van der Poel [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Arthur P. M. van der Poel [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Arthur P. M. van der Poel [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Arthur P. M. van der Poel [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Arthur P. M. van der Poel [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Jos W.B. Westerburgen [Member]
Supervisory Board remuneration
Supervisory Board remuneration	66,750		60,000
Jos W.B. Westerburgen [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Jos W.B. Westerburgen [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
Jos W.B. Westerburgen [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
Jos W.B. Westerburgen [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Jos W.B. Westerburgen [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
OB Bilous [Member]
Supervisory Board remuneration
Supervisory Board remuneration	99,500		95,000
OB Bilous [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	73,750		70,000
OB Bilous [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
OB Bilous [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
OB Bilous [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
OB Bilous [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000	[1],[2]	10,000	[1]
Frits W. Frohlich [Member]
Supervisory Board remuneration
Supervisory Board remuneration	62,500		55,000
Frits W. Frohlich [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Frits W. Frohlich [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	15,000		15,000
Frits W. Frohlich [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Frits W. Frohlich [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	3,750	[1],[2]	0	[1]
Hendrika (Ieke) C.J. van den Burg [Member]
Supervisory Board remuneration
Supervisory Board remuneration	51,625		47,500
Hendrika (Ieke) C.J. van den Burg [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Hendrika (Ieke) C.J. van den Burg [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Hendrika (Ieke) C.J. van den Burg [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Hendrika (Ieke) C.J. van den Burg [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
William T. Siegle [Member]
Supervisory Board remuneration
Supervisory Board remuneration	85,250		80,000
William T. Siegle [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	73,750		70,000
William T. Siegle [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
William T. Siegle [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	11,500		10,000
William T. Siegle [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Pauline F. M. van der Meer Mohr [Member]
Supervisory Board remuneration
Supervisory Board remuneration	51,625		47,500
Pauline F. M. van der Meer Mohr [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Pauline F. M. van der Meer Mohr [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Pauline F. M. van der Meer Mohr [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Pauline F. M. van der Meer Mohr [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0	[1],[2]	0	[1]
Wolfgang H. Ziebart [Member]
Supervisory Board remuneration
Supervisory Board remuneration	61,625		57,500
Wolfgang H. Ziebart [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	43,750		40,000
Wolfgang H. Ziebart [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Wolfgang H. Ziebart [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Wolfgang H. Ziebart [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	0		0
Wolfgang H. Ziebart [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	7,875		7,500
Wolfgang H. Ziebart [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	€ 0	[1],[2]	€ 0	[1]

[1]	To compensate for certain obligations ASML has towards the U.S. government as a result of the its acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
[2]	In addition to the annual (fixed) fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 to fulfill this role. As the adjustment of the supervisory Board's remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.